BUSINESS COMBINATIONS - Schedule of total amount of contingent liabilities assumed on date of transaction, including attributed fair value (Details) - Avon Products, Inc R$ in Thousands	Jan. 03, 2020 BRL (R$)
Schedule of fair values of the identifiable assets and liabilities acquired as at the date of acquisition
Tax	R$ 1,381,418
Civil	157,832
Labor	218,690
Total	R$ 1,757,940	[1]

[1]	Contingent liabilities assumed in the acquisition that are considered current obligations arising from past events and that can be measured reliably were recognized and are initially measured at fair value on the acquisition date and subsequently measured in accordance with the requirements of CPC 15 (R1) (IFRS 3), to a higher amount that would be recognized in accordance with CPC 25 (IAS 37). The fair value of the contingent liabilities includes the liabilities assumed and recognized by Avon before the allocation of the fair value, in the amount of R$ 872,993, plus the effects of the allocation of the fair values, which totaled R$ 820,103. The table below shows the total amount of contingent liabilities assumed on the date of the transaction, including the attributed fair value: